Consolidated Statements of Changes in Stockholders's Equity - USD ($)	Common Stock	Additional Paid in Capital	Subscribed Capital	Subscription Receivable	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity	Non Controlling Interest in Subsidiary	Total
Balance at Dec. 31, 2016	$ 4,470,839	$ 80,000	$ 1,862,643		$ (551,204)	$ (10)	$ 5,862,268	$ 50	$ 5,862,318
Balance, Shares at Dec. 31, 2016	19,744,012
Reverse acquisition	$ (4,433,221)	5,756,024	(1,862,643)		539,880	10	50	(50)
Reverse acquisition, Shares	(12,220,291)
Issuance of common stock	$ 1,349	5,838,551	(1,452,473)				4,387,427		4,387,427
Issuance of common stock, Shares	269,849
Issuance of stock warrant		60,000					60,000		60,000
Subscribed capital			1,527,513				1,527,513		1,527,513
Restricted stock vested and transferred to common stock	$ 2,451	836					3,287		3,287
Restricted stock vested and transferred to common stock, Shares	490,163
Stock compensation expense		1,749,446					1,749,446		1,749,446
Net loss					(7,132,464)		(7,132,464)		(7,132,464)
Other comprehensive income (loss)						(3,464)	(3,464)		(3,464)
Balance at Dec. 31, 2017	$ 41,418	13,484,857	75,040		(7,143,788)	(3,464)	6,454,063		6,454,063
Balance, Shares at Dec. 31, 2017	8,283,733
Issuance of common stock	$ 5,298	41,388,641	(690,648)	559,608			41,262,899		41,262,899
Issuance of common stock, Shares	1,059,646
Issuance of stock warrant		734,867					734,867		734,867
Subscription receivable				(559,608)			(559,608)		(559,608)
Subscribed capital			615,608				615,608		615,608
Restricted stock vested and transferred to common stock	$ 41	15					56		56
Restricted stock vested and transferred to common stock, Shares	8,286
Common stock transferred back to unvested restricted stock	$ (1,267)	(433)					(1,700)		(1,700)
Common stock transferred back to unvested restricted stock, Shares	(253,575)
Stock compensation expense		1,422,961					1,422,961		1,422,961
Revaluation of stock warrant		(484,500)					(484,500)		(484,500)
Net loss					(8,148,340)		(8,148,340)		(8,148,340)
Other comprehensive income (loss)						123,428	123,428		123,428
Balance at Dec. 31, 2018	$ 45,490	56,546,408			(15,292,128)	119,964	41,419,734		41,419,734
Balance, Shares at Dec. 31, 2018	9,098,090
Stock compensation expense		313,042					313,042		313,042
Revaluation of stock warrant		(68,200)					(68,200)		(68,200)
Net loss					(2,382,992)		(2,382,992)		(2,382,992)
Other comprehensive income (loss)						343,596	343,596		343,596
Balance at Mar. 31, 2019	$ 45,490	$ 56,791,250			$ (17,675,120)	$ 463,560	$ 39,625,180		$ 39,625,180
Balance, Shares at Mar. 31, 2019	9,098,090